ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 1,663,492	$ 237,876	¥ 2,838,966	¥ 1,554,583
Short-term investments	3,091,856	442,130	362,195
Prepayments and other current assets	282,431	40,387	193,448
Property and equipment, net	1,021,843		878,817
Long term investments	2,781,670	397,774	31,798
TOTAL ASSETS	11,261,278	1,610,341	5,989,611
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses and other current liabilities	578,495		516,726
TOTAL LIABILITIES	2,302,524	329,257	2,057,880
Shareholders' equity
Additional paid-in capital	11,925,963	1,705,390	7,577,113
Subscription receivables	0	0	(292,721)
Accumulated other comprehensive income	6,529	933	56,975
Accumulated deficit	(2,973,845)	(425,254)	(3,409,725)
Total shareholders' equity	8,958,754	1,281,084	3,931,731	¥ 3,862,318	¥ (3,145,177)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	11,261,278	1,610,341	5,989,611
Class A
Shareholders' equity
Ordinary shares	17	2	19
Class B
Shareholders' equity
Ordinary shares	90	13	70
Parent company | Reportable legal entities
ASSETS
Cash and cash equivalents	512,091	73,228	1,056,383
Short-term investments	2,195,535	313,957	0
Prepayments and other current assets	1,517	217	4,100
Investments in subsidiaries	3,542,692	506,598	2,915,337
Property and equipment, net	0	0	0
Long term investments	2,751,670	393,484	0
TOTAL ASSETS	9,003,505	1,287,484	3,975,820
LIABILITIES AND SHAREHOLDERS' EQUITY
Amounts due to subsidiaries	¥ 0	$ 0	¥ 8,997
Other Liability, Related Party [Extensible Enumeration]	srt:SubsidiariesMember	srt:SubsidiariesMember	srt:SubsidiariesMember
Accrued expenses and other current liabilities	¥ 44,751	$ 6,400	¥ 35,092
TOTAL LIABILITIES	44,751	6,400	44,089
Shareholders' equity
Additional paid-in capital	11,925,963	1,705,390	7,577,113
Subscription receivables	0	0	(292,721)
Accumulated other comprehensive income	6,529	933	56,975
Accumulated deficit	(2,973,845)	(425,254)	(3,409,725)
Total shareholders' equity	8,958,754	1,281,084	3,931,731
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	9,003,505	1,287,484	3,975,820
Parent company | Reportable legal entities | Class A
Shareholders' equity
Ordinary shares	17	2	19
Parent company | Reportable legal entities | Class B
Shareholders' equity
Ordinary shares	¥ 90	$ 13	¥ 70